ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Change in net unrealized investment gains (losses)	Change in discount rate for liability for future policyholder benefit liability	Change in instrument-specific credit risk for market risk benefit	Defined benefit pension plan adjustment	Foreign currency adjustment	Total
Balance as of January 1, 2021	$50	$—	$—	$—	$4	$54
Opening adjustment	—	(134)	—	—	(1)	(135)
Other comprehensive income (loss) before reclassifications	(30)	97	(1)	—	(3)	63
Amounts reclassified to (from) net income	—	—	—	—	—	—
Deferred income tax benefit (expense)	16	(26)	—		—	(10)
Common control transaction adjustment	—	—	—	—	(5)	(5)
Balance as of December 31, 2021	$36	$(63)	$(1)	$—	$(5)	$(33)
Other comprehensive income (loss) before reclassifications	(1,303)	751	—	—	(1)	(553)
Amounts reclassified to (from) net income	(21)	—	—	—	—	(21)
Deferred income tax benefit (expense)	271	(181)	(6)	—	—	84
Other	—	—	—	—	—	—
Balance as of December 31, 2022	$(1,017)	$507	$(7)	$—	$(6)	$(523)
Other comprehensive income (loss) before reclassifications	616	(353)	(13)	108	15	373
Amounts reclassified to (from) net income	127	—	—	—	—	127
Deferred income tax benefit (expense)	(164)	85	5	(23)	—	(97)
Balance as of December 31, 2023	$(438)	$239	$(15)	$85	$9	$(120)